Share-based payments charge - Number of options granted, expired and the weighted average exercise price of options (Details)							12 Months Ended
	Sep. 20, 2018 shares	Aug. 09, 2018 shares	Sep. 13, 2017 shares	May 26, 2017 shares	May 18, 2017 shares	May 02, 2017 shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance (in shares)							7,527,458	3,037,296
Options granted (in shares)				330,824	5,539,080	47,653,100	2,090,847
Options exercised (in shares)	(251,125)	(58,112)	(133,333)					(133,333)
Options forfeited (in shares)							(799,524)
Options expired (in shares)							(66,667)	(33,333)
Ending balance (in shares)							8,752,114	7,527,458
Exercisable (in shares)							3,542,884	797,333
Beginning balance, Weighted average exercise price in £ for Outstanding (pounds per share) | £							£ 1.53	£ 1.87
Exercised, Weighted average exercise price in £ for Outstanding (pounds per share) | £								1.10
Forfeited, Weighted average exercise price in £ for Outstanding (pounds per share) | £							1.43
Expired, Weighted average exercise price in £ for Outstanding (pounds per share) | £							1.75	1.90
Ending balance, Weighted average exercise price in £ for Outstanding (pounds per share) | £							1.53	1.53
Weighted average exercise price in £ for Exercisable (pounds per share) | £							£ 1.66	£ 2.04
Employees
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options granted (in shares)							1,222,089	3,150,846
Granted, Weighted average exercise price in £ for Outstanding (pounds per share) | £							£ 1.46	£ 1.32
Directors
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options granted (in shares)							868,758	1,505,982
Granted, Weighted average exercise price in £ for Outstanding (pounds per share) | £							£ 1.46	£ 1.32